File Nos. 333-215819
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 3
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 125
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2020 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Horace Mann Personal Retirement Planner Individual Qualified Flexible Premium Deferred Variable Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2020
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). It is issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). The investment choices under the Contract are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are:
Lifecycle/Target Date Funds
Vanguard® Retirement Income Fund
Vanguard® Target Retirement 2020 Fund
Vanguard® Target Retirement 2025 Fund
Vanguard® Target Retirement 2030 Fund
Vanguard® Target Retirement 2035 Fund
Vanguard® Target Retirement 2040 Fund
Vanguard® Target Retirement 2045 Fund
Vanguard® Target Retirement 2050 Fund
Vanguard® Target Retirement 2055 Fund
Vanguard® Target Retirement 2060 Fund
Large Company Stock Funds
Large Value
T Rowe Price Equity Income Fund—Investor Class
Large Blend
Vanguard® 500 Index Admiral Shares
Large Growth
T Rowe Price Growth Stock Fund—Investor Class
Putnam VT Sustainable Leaders IA
Mid-Size Company Stock Funds
Mid Value
Vanguard® Selected Value
Mid Blend
Vanguard® Extended Market Index Admiral Shares
Mid Growth
Vanguard® Mid-Growth
Small Company Stock Funds
Small Value
T Rowe Price Small-Cap Value Fund—Investor Class
Small Blend
Vanguard® Small Cap Index Admiral Shares
Small Growth
T Rowe Price New Horizons Fund—Investor Class
International Stock Funds
Developed Markets
T Rowe Price Overseas Stock Fund—Investor Class
Vanguard® Developed Markets Index—Admiral Shares
American Funds IS International Growth and Income 1
Emerging Markets
T Rowe Price Emerging Markets Stock Fund—Investor Class
Vanguard® Emerging Markets Stock Index Admiral Shares
Real Estate
T Rowe Price Global Real Estate—Investor Class
Vanguard® Real Estate Index Fund Admiral Shares
Bond Funds
Intermediate Term Bonds
T Rowe Price New Income Fund—Investor Class
Vanguard® Total Bond Market Index Admiral Shares
American Funds IS US Government/AAA-Rated Securities 1
Global Bond
T Rowe Price International Bond Fund—Investor Class (1)
Vanguard® VIF Global Bond Index
Multi-Sector Bond
T Rowe Price Spectrum Income Fund—Investor Class
High Yield Bond
Vanguard® High-Yield Corporate Fund Admiral Shares
Short-Term Bond
Vanguard® VIF Short-Term Investment Grade Bond
Balanced
Calvert VP SRI Balanced I
Money Market
Vanguard® Federal Money Market Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.
(1)	On or after May 1, 2019 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount they may continue the program(s), but may not begin or increase allocations in the following Subaccount:
T Rowe Price International Bond Fund - Investor Class
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2020. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2020.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The living individual whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Issue Date: The date when Your Contract becomes effective.
Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.
Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.
Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) all forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) savings incentive match plan for employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.

Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 72 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.
Underlying Funds: All open-end management investment companies registered under the Act that are listed in this document and are available for investment by the Separate Account.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.
Variable Account Value: The dollar value of the Subaccount(s) under the Contract before Annuity Payments begin. This dollar value will vary based on the investment performance of the corresponding Underlying Fund(s).
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. Terms and conditions may be modified as required by law in the State in which the application is signed. Such variations are described in the Contract. This prospectus is intended to serve as a disclosure document that focuses on the variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of ICC16-469 or IC-469 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
Individuals may purchase the qualified flexible premium variable annuity. The Contract is designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.

The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
What are my investment choices?
You may invest Your money in up to 24 Investment Options (including the fixed account) at any one time.
(a) The Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
Lifecycle/Target Date Funds
Vanguard® Retirement Income Fund
Vanguard® Target Retirement 2020 Fund
Vanguard® Target Retirement 2025 Fund
Vanguard® Target Retirement 2030 Fund
Vanguard® Target Retirement 2035 Fund
Vanguard® Target Retirement 2040 Fund
Vanguard® Target Retirement 2045 Fund
Vanguard® Target Retirement 2050 Fund
Vanguard® Target Retirement 2055 Fund
Vanguard® Target Retirement 2060 Fund
Large Company Stock Funds
Large Value
T Rowe Price Equity Income Fund—Investor Class
Large Blend
Vanguard® 500 Index Admiral Shares
Large Growth
T Rowe Price Growth Stock Fund—Investor Class
Putnam VT Sustainable Leaders IA
Mid-Size Company Stock Funds
Mid Value
Vanguard® Selected Value
Mid Blend
Vanguard® Extended Market Index Admiral Shares
Mid Growth
Vanguard® Mid-Growth
Small Company Stock Funds
Small Value
T Rowe Price Small-Cap Value Fund—Investor Class
Small Blend
Vanguard® Small Cap Index Admiral Shares
Small Growth
T Rowe Price New Horizons Fund—Investor Class
International Stock Funds
Developed Markets
T Rowe Price Overseas Stock Fund—Investor Class
Vanguard® Developed Markets Index—Admiral Shares
American Funds IS International Growth and Income 1
Emerging Markets
T Rowe Price Emerging Markets Stock Fund— Investor Class
Vanguard ® Emerging Markets Stocks Index—Admiral Shares
Real Estate
T Rowe Price Global Real Estate—Investor Class
Vanguard® Real Estate Index Fund Admiral Shares
Bond Funds
Intermediate Term Bonds
T Rowe Price New Income Fund—Investor Class
Vanguard® Total Bond Market Index Admiral Shares
American Funds IS US Government/AAA-Rated Securities 1
Global Bond
T Rowe Price International Bond Fund—Investor Class (1)
Vanguard VIF Global Bond Index
Multi-Sector Bond
T Rowe Price Spectrum Income Fund—Investor Class
High Yield Bond
Vanguard® High-Yield Corporate Fund Admiral Shares
Short-Term Bond
Vanguard VIF Short-Term Investment Grade Bond
Balanced
Calvert VP SRI Balanced I
Money Market
Vanguard® Federal Money Market Fund

(1)	On and after May 1, 2019, Contract Owners May not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
T Rowe Price International Bond Fund - Investor Class
(b) The Fixed Account—You also may direct Your money to the fixed account and receive a guaranteed rate of return. The guaranteed rate is established at issue and will be re-determined every 5 years thereafter but will never be less than 1%. The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.

When can I transfer between accounts?
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions.”
May I withdraw all or part of the Contract value before the Annuity Date?
Unless restricted by the IRC, or the terms of any employer plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract.
The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances. See “Tax Consequences.”
What are the charges or deductions?
The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.
We will deduct a mortality and expense risk fee (“M&E Fee”) of 1.25% (annual rate) from the Subaccounts. The M&E fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Account Value on each Contract Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Contract. The annual maintenance fee may not exceed $35. For contracts issued prior to May 1, 2019 the annual maintenance fee was $25 and will continue at this rate. We reserve the right to change the annual maintenance fee for Contracts issued in the future. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.The Contract currently does not include any surrender charges. We reserve the right to add surrender charges for contracts issued in the future. For additional information on surrender charts, go to the “Fee Tables and Example”.
Third Party Administration Fee – If Your Contract is purchased under an employee sponsored retirement benefit plan, and the employer has engaged the services of a third party to help with the administration of the plan (“Third Party Administrator”), We reserve the right to collect any fees charged by the Third Party Administrator (“Third Party Administration Fees”) attributable to the Contract from Your Account Value. We will collect Third Party Administration Fees only if and to the extent that (1) We are required by the employer to pay such fees, (2) the employer does not prohibit us from collecting such fees from Your Account Value, and (3) the collection of such fees from Your Account Value is allowed by applicable law. The collection of Third Party Administration Fees will not be subject to any surrender charge or market value adjustment and will not impact the penalty free withdrawal provision.
What are the federal income tax consequences of investing in this Contract?
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the annuity Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.
Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.” These Contracts might not be appropriate for short-term investment. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?
You may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund any Variable Account Value plus, any fees or charges deducted from the portion of the premium payment(s) allocated to the Variable Account, plus any premium payments allocated to the fixed account. This amount will be reduced by any withdrawals, excluding surrender charges, if applicable, and any outstanding loan balance. If You live in California, return Your Contract within 30 days, and do not direct Your premium to be invested in a stock or bond portfolio You will be entitled to a refund of the premium and any policy fee paid. We will pay the refund within 10 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Contract. Various Annuity Payment options are available under the Contract. See “The Contract—Annuity Payment Options.”
Annuity Payments are available on a fixed basis.
Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 72. See “Tax Consequences.”
Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between Investment Options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses(1)
Surrender Charges (as a percentage of amount surrendered)
On or After May 1, 2019
Maximum Surrender Charge	7% of the amount surrendered(2)

(1)	Any premium taxes relating to this Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range from 0% to 3.5%.
(2)	If your contract is issued on or after May 1, 2019, there are currently no surrender charges. If your contract was issued prior to May 1, 2019 there were no surrender charges. If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. We reserve the right to add surrender charges for Contracts issued in the future. If we elect to implement surrender charges, the maximum surrender charge is reflected below, subject to further modification by Us, and shall apply only to Contracts issued after the date of implementation. If we elect to implement surrender charges, the surrender charges shall be a percentage of the amount surrendered (year 1, 7%, year 2, 6.5%, year 3, 6%, year 4, 5.5%, year 5 5% and thereafter 0%), subject to further modification by Us, and shall apply only to Contract issued after the date of implementation.
Periodic Fees and Expenses
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Annual Maintenance Fee(3) For Contracts issued on and After May 1, 2019	$ 35
For Contracts issued Prior to May 1, 2019	$ 25
Separate Account Annual Expenses (as a percentage of average Variable Account Value) Mortality and Expense Risk Fee	1.25%
Total Separate Account Annual Expenses	1.25%
(3)	We deduct a pro rata portion of the annual maintenance fee upon the surrender of the Contract. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future.
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2019. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(4)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses) (5)	0.04%	1.22%
Each Underlying Fund that is a “fund of funds” has its own set of operating expenses, as does each of the funds in which the Underlying Funds may invest (“Acquired Funds”) in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle/Target Date Funds for a presentation of the applicable Acquired Fund fees and expenses.
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses.
The Example assumes that You invest $10,000 in the Variable Account of the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2019, without reflecting the impact of any Underlying Fund fee or expense waivers, and that no surrender charge applies to Your Contract. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
$35 Fee and surrender charges
If You surrender Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$998	$1,505	$2,026	$3,086
If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$283	$866	$1,471	$3,086
$25 Fee and no surrender charges
If You surrender Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$273	$837	$1,424	$2,998
If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$273	$837	$1,424	$2,998
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
(4)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2019. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions-Market Timing” for a discussion of these redemption fees.
(5)	The table noted under Total Annual Underlying Fund Operating Expenses shows the range of expenses for the Underlying Funds and takes into account the expenses of any funds in which the Underlying Funds may invest. For example, each of the Lifecycle/Target Date Funds, is a “fund of funds” that purchases shares of other funds (each an “Acquired Fund”).

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A-Condensed Financial Information”.
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.
The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to

(877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”.
Name	Objective	Investment Type	Adviser
Vanguard ® Retirement Income Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Retirement Income Fund is advised by The Vanguard Group, Inc.
Vanguard ® 2020 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Target Retirement 2020 Fund is advised by The Vanguard Group, Inc.
Vanguard ® 2025 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Target Retirement 2025 Fund is advised by The Vanguard Group, Inc.
Vanguard ® 2030 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Target Retirement 2030 Fund is advised by The Vanguard Group, Inc.
Vanguard ® 2035 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Target Retirement 2035 Fund is advised by The Vanguard Group, Inc.
Vanguard ® 2040 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Target Retirement 2040 Fund is advised by The Vanguard Group, Inc.
Vanguard ® 2045 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Target Retirement 2045 Fund is advised by The Vanguard Group, Inc.
Vanguard ® 2050 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Target Retirement 2050 Fund is advised by The Vanguard Group, Inc.
Vanguard ® 2055 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Target Retirement 2055 Fund is advised by The Vanguard Group, Inc.
Vanguard ® 2060 Fund	Current income/Capital appreciation	Lifecycle/Target date funds	The Vanguard Target Retirement 2060 Fund is advised by The Vanguard Group, Inc.
T Rowe Price Equity Income Fund—Investor Class	Long-term capital growth	Large value	The T Rowe Price Equity Income Fund — Investor Class is advised by T Rowe Price Associates, Inc.
Vanguard 500 Index Admiral Shares	Long-term capital growth	Large blend	The Vanguard 500 Index Admiral Shares are advised by The Vanguard Group, Inc.
T Rowe Price Growth Stock Fund—Investor Class	Long-term capital growth	Large growth	The T Rowe Price Growth Stock Fund — Investor Class is advised by T Rowe Price Associates, Inc.
Putnam VT Sustainable Leaders IA	Long-term capital appreciation	Large Growth	The Putnam VT Sustainable Leaders Fund is advised by Putnam Investment Management, LLC.
Vanguard Selected Value	Long-term capital appreciation and income	Mid value	The Vanguard Selected Value Fund is advised by The Vanguard Group, Inc.
Vanguard Extended Market Index Admiral Shares	Long-term capital growth	Mid blend	The Vanguard Extended Market Index Admiral Shares are advised by The Vanguard Group, Inc.

Name	Objective	Investment Type	Adviser
Vanguard Mid Growth Fund	Long-term capital appreciation	Mid growth	The Vanguard Mid Growth Fund is advised by The Vanguard Group, Inc.
T Rowe Price Small-Cap Value Fund—Investor Class	Long-term capital growth	Small value	The T Rowe Price Small Cap Value Fund is advised by T Rowe Price Associates, Inc.
Vanguard Small Cap Index Admiral Shares	Long-term capital growth	Small blend	The Vanguard Small Cap Index Admiral Shares are advised by The Vanguard Group, Inc.
T Rowe Price New Horizons Fund—Investor Class	Long-term capital growth	Small growth	The T Rowe Price New Horizons Fund — Investor Class is advised by T Rowe Price Associates, Inc.
T Rowe Price Emerging Markets Stock Fund—Investor Class	Long-term capital growth	International stock funds	The T Rowe Price Emerging Markets Stock Fund — Investor class is advised by T Rowe Price Associates, Inc.
T Rowe Price Overseas Stock Fund—Investor Class	Long-term capital growth	International stock funds	The T Rowe Price Overseas Stock Fund — Investor Class is advised by T Rowe Price Associates, Inc.
Vanguard Developed Markets Index—Admiral Shares	Long-term capital growth	International stock funds	The Vanguard Developed Markets Index — Investor Shares are advised by The Vanguard Group, Inc.
American Funds IS International Growth and Income 1	Long-term capital growth	International stock funds	The American Funds IS International Growth and Income Fund is managed are advised by Capital Research and Management CompanySM.
Vanguard Emerging Markets Stock Index Admiral Share	Capital appreciation	International stock funds	The Vanguard Emerging Markets Stock Index Admiral Shares are advised by The Vanguard Group, Inc.
T Rowe Price Global Real Estate—Investor Class	Current income/Capital appreciation	Real estate	The T Rowe Price Global Real Estate — Investor Class is advised by T Rowe Price Associates, Inc.
Vanguard Real Estate Index Fund Admiral Shares	Long-term total return/Capital appreciation	Real estate	The Vanguard REIT Index Admiral Shares are advised by The Vanguard Group, Inc.
T Rowe Price New Income Fund—Investor Class	Income/ Preservation of capital	Intermediate-Term bond	The T Rowe Price New Income Fund — Investor Class is advised by T Rowe Price Associates, Inc.
Vanguard Total Bond Market Index Admiral Shares	Current income	Intermediate-Term bond	The Vanguard Total Bond Market Index Admiral Shares are advised by The Vanguard Group, Inc.
American Funds IS US Government/AAA-Rated Securities 1	Current income	Intermediate-Term bond	The American Funds IS US Government/AAA-Rated Securities 1 is managed by Capital Research and Management CompanySM..
T Rowe Price International Bond Fund—Investor Class(1)	High Current income/Capital appreciation	Global bond	The T Rowe Price International Bond Fund — Investor Class is advised by T Rowe Price Associates, Inc.
Vanguard VIF Global Bond Index	High Current income	Global Bond	The Vanguard Total Bond Market Index Admiral Shares are advised by The Vanguard Group, Inc.
T Rowe Price Spectrum Income Fund—Investor Class	Current income	Multi-Sector bond	The T Rowe Price Spectrum Income Fund — Investor Class is advised by T Rowe Price Associates, Inc.
Vanguard High-Yield Corporate Fund Admiral Shares	Current income	High yield bond	The Vanguard High-Yield Corporate Fund Investor Shares are advised by The Vanguard Group, Inc.

Name	Objective	Investment Type	Adviser
Vanguard VIF Short-Term Investment Grade Bond	Current income	Short-term bond	The Vanguard VIF Short-Term Investment Grade /Bond is advised by The Vanguard Group, Inc.
Calvert VP SRI Balanced I	Competitive total return with income and capital growth opportunity.	Balanced	The. Calvert VP SRI Balanced I is advised by Calvert Research and Management.
Vanguard Federal Money Market Fund	Current income/ Preservation of capital	Money market	The Vanguard Federal Money Market Fund is advised by The Vanguard Group, Inc.
(1)	On or after May 1, 2019 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount they may continue the program(s), but may not begin or increase allocations in the following Subaccount:
T Rowe Price International Bond Fund - Investor Class
The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Contract.
Selection of Underlying Funds—We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
The Contract
Contract Owners’ Rights
The Contract will be issued as a Qualified Contract under a Qualified Retirement Plan. These types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of date We receive it in good form(sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited.
This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed annuity options. See the Contract for details regarding fixed Annuity Payments.
Purchasing the Contract
To purchase a Contract, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications are to be sent, along with Your premium payment, to Our Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract
You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the Variable Account Value plus, any fees or charges deducted from the portion of the premium payment(s) allocated to the Variable Account, plus any premium payments allocated to the fixed account. This amount will be reduced by any withdrawals, excluding surrender charges, if applicable, and any outstanding loan. If you live in California and do not direct your premium to be invested in a stock or bond portfolio, You will be entitled to a refund of the premium and any policy fee paid. We will pay the refund within 10 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form(sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. After the first Contract Year, we reserve the right to limit premium payments to a maximum of $25,000 each Contract Year.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences—Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccount:
T Rowe Price International Bond Fund - Investor Class
Accumulation Units and Accumulation Unit Value—Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”). You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the fixed account meets Your investment criteria:
•	No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.
•	Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example, when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccount:
T Rowe Price International Bond Fund - Investor Class
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing dollar cost averaging programs:
T Rowe Price International Bond Fund - Investor Class
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. HMLIC also reserves the right to require a minimum Account Value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, we will change the premium allocations to those on the rebalancing request.
On and after May 1, 2019, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:
T Rowe Price International Bond Fund - Investor Class
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). Allocations made to the fixed account or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:
T Rowe Price International Bond Fund - Investor Class
Market Timing—The Contract and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408 and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”

The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. The loan interest rate may change annually on the anniversary date of the loan. We will send You a notice 30 days prior to any interest rate change on Your Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. (See “Tax Consequences.”)
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).Surrenders and withdrawals from any Subaccount are not subject to surrender charges. We reserve the right to add surrender charges to the Contract at a later date.
If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. We reserve the right to add surrender charges for Contracts issued in the future. For additional information on surrender charges, go to “Fee Tables and Example”.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Withdrawal Charges will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required minimum distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.

•	Percent of account value—Allows You to withdraw a percentage of Your Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the applicable state insurance regulator. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide
•	the death benefit, and cash benefits under the Contract
•	access to Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and expenses We incur:
•	costs associated with processing applications and with issuing and administering the Contract
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contract

•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
Risks We assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Waiver, Reduction or Elimination of deductions and expenses
We may reduce, waive or eliminate any of the deductions or expenses for Qualified Contracts sold under a particular employer’s Qualified Retirement Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of participants under the Qualified Retirement Plan;
•	The type and nature of the Qualified Retirement Plan;
•	The expected level of assets and/or cash flow under the Qualified Retirement Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Qualified Retirement Plan;
•	The Qualified Retirement Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Qualified Contracts; and
•	Our assessment of financial risk to Us relating to withdrawals.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Qualified Contracts issued to employees or members of certain employer groups or associations which have negotiated the Qualified Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Third Party Administration Fees — If Your Contract is purchased under an employer sponsored retirement benefit plan, and the employer has engaged the services of a third party to help with the administration of the plan (“Third Party Administrator”), We reserve the right to collect any fees charged by the Third Party Administrator (“Third Party Administration Fees”) attributable to the Contract from Your Account Value. We will collect these fees only if and to the extent that (1) We are required by the employer to pay such fees, (2) the employer does not prohibit us from collecting such fees from Your Account Value, and (3) the collection of such fees from Your Account Value is allowed by applicable law. The collection of these fees will not be subject to any surrender charge or market value adjustment and will not impact the penalty free withdrawal provision.
Surrender Charges — For Contracts issued on or after May 1, 2019, there currently are no surrender charges. For Contracts issued prior to May 1, 2019, there were no surrender charges. If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. We reserve the right to add surrender charges for Contracts issued in the future. If We elect to implement surrender charges, the surrender charges shall be those reflected below which are deducted from the account value as a percentage of the amount surrendered, subject to modification by Us, and shall apply only to Contracts issued after the date of implementation. These surrender charges are paid to the HMLIC to help offset costs incurred in issuing the contract.
A Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.

Contract Year	Percentage of Amount Surrendered
1	7%
2	6.5%

3	6%
4	5.5%
5	5%
Thereafter	0%
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $35 from the Account Value of each Contract on the Contract anniversary date. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. Prior to May 1, 2019, annual maintenance fee was $25.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our contract fees will not be sufficient to cover our costs of issuing and administering the Contracts.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefit
Death Benefit Proceeds
If the Contract Owner dies before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greater of:
1.	the Account Value; or
2.	the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance (An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.)
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 72 or, except for IRAs, retires. (See “Tax Consequences.”) The Contract provides for fixed Annuity Payment options. Before Your Annuity Date, You may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. In general, the amount of your Annuity Payment will be determined by the total Account Value applied to the option, the form of payment selected, the timing of the purchase and the applicable annuity purchase rate.
The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, and may affect any subsequent Annuity Payments.
We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request in good form is received at Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. If the Annuitized Value to be applied under any one Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option.
•	if an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.

Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.
Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the scheduled date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.
If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as ten years or as long as 30 years.
Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.
If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.
Withdrawals are not allowed under this option. You may add an Increase option to this Annuity Payment option, and after the Annuity Date, You cannot change the Annuity Payment option.
Joint and Survivor Annuity—Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity, You may elect an Increase option. With the Joint and 100% Survivor Annuity, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option.
Other Payout Options
If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable surrender charges, or
b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts – Required Minimum Distributions,”) or
c.	elect any other payout option that HMLIC makes available.
Amount of Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select.
Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Misstatement of Age or Gender (if a Gender-Specific Contract has been Issued)
If any age or gender (if a gender-specific contract has been issued) has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and gender (if a gender-specific contract has been issued). We will deduct any overpayments We have made, including interest of 5 percent per year, from future payments. We will pay any under payments, including interest of 5 percent per year, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies).
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
On March 27, 2020 the “Coronavirus Aid, Relief, and Economic Security Act” (CARES Act) was signed into law and includes provisions affecting retirement plans. Significant changes affecting the tax consequences of purchasing an annuity contract are included in the discussion below as applicable and are subject to further clarification and change as guidance is issued.
In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a Qualified Retirement Plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Death Benefits—Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law
The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.

Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to current income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), and 457(b) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), and 457(b) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to the recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), or 457(b) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), or 457(b) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after the Contract Owner attains age 59½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Coronavirus Related Distributions—Under the CARES Act, between January 1, 2020 and December 31, 2020, an eligible individual may withdraw up to $100,000 from a Qualified Retirement Plan, including IRAs. The total aggregate of such distributions is limited to $100,000. The distribution is not eligible for rollover and is exempt from the early/premature distribution tax. While the distribution is subject to plan administrator approval it is not subject to other distribution restrictions. The distribution is includable in income ratably over a three-year period excluding any portion attributable to Roth type contributions or after-tax investment in the contract. Some or all of a distribution under this provision may be repaid to a Qualified Retirement Plan that accepts rollover contributions or to an IRA as a timely made direct rollover of an eligible rollover distribution.
An eligible individual is an individual, their spouse or dependent that has been diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention or an individual who has experienced adverse financial consequences as a result of such disease (e.g. quarantine, furlough or laid off, reduction of work hours, unable to work due to lack of child care, loss of business, or other factors determined by the Secretary of Treasury).

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), or 457(b) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Contract, and the loan is evidenced by a legally enforceable agreement. The IRC does not permit loans from IRAs, Roth IRAs, SIMPLEs or SEPs.
Coronavirus Loans—Under the CARES Act for loans made to eligible individuals, as defined above, during the 180-day period beginning with the date of enactment the loan amount limit is increased to the lesser of $100,000 or 100% of the value of the Contract. Loan payments due between March 27, 2020 and December 31, 2020 may be suspended for up to one year.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), or 457(b) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges—For Qualified Contracts, with the exception of Section 403(b) Contracts a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)	for a qualified birth or adoption, and
10)	Coronavirus Related Distribution made between January 1, 2020 and December 31, 2020.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
1)	for reimbursement of health insurance while the Contract Owner is unemployed,
2)	for qualified education expenses, and
3)	for a qualified first-time home purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½ in 2019 and prior years. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 72 or attained age 70½ in 2019 and prior years or retires.

Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death, unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Contract Owner dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 72 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
CARES Act waiver of required minimum distributions—For calendar year 2020 The CARES Act waives required minimum distributions from Qualified Retirement Plans and IRAs, including for individuals with a required beginning date of April 1, 2020. For instances where the beneficiary is required to complete a distribution within five years of the death of the owner, calendar year 2020 disregarded. Required minimum distributions already received may be treated as a direct rollover to a Qualified Retirement Plan or IRA.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $19,500 for 2020 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2020 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the required minimum distribution rules.

408 Traditional IRA—Annual contributions to a traditional IRA are limited to $6,000 for 2020. Additional catch-up contributions, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2020, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $65,000 and $75,000 for single filers and between $104,000 and $124,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $196,000 and $206,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to required minimum distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,000 for 2020. Additional catch-up contributions, up to $1,000 for 2020, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $124,000 and $139,000 for single taxpayers and those taxpayers filing as Head of Household, between $196,000 and $206,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. A conversion from a traditional IRA, SEP, or SIMPLE to a Roth IRA cannot be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the required minimum distribution rules except upon the death of the Contract Owner.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $19,500 for 2020 or 25% of compensation, whichever is less. The additional catch-up amount, up to $6,500 for 2020, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $19,500 for 2020 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2020, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax-free rollover to another eligible retirement plan. 457(b) Contracts are subject to the required minimum distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $13,500 for 2020 and is indexed for inflation in future years. Additional catch-up contributions, up to $3,000 for 2020, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under IRC Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. 401 Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401 Contracts are subject to the required minimum distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract—The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 0.50% to 0.60% annually of the average assets under management. No specific charge is assessed directly to

Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract—The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
Topic	Page
General Information and History	2
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	3
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2020 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Value for the periods indicated. This data has been taken from the Separate Account Financials Statements. This information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 1965. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Calvert VP SRI Balanced I, Dreyfus VIF International Equity Initial, Janus Henderson Enterprise Portfolio Institutional, Putnam VT Sustainable Leaders IA and Vanguard VIF Global Bond Index were added to the Separate Account on May 1, 2019. The American Funds IS International Growth and Income, American Funds IS US Government/AAA-Rated Securities 1, MFS VIT New Discovery, Fidelity VIP Freedom 2055, Fidelity VIP Freedom 2060, Vanguard VIF Short-Term Investment Grade Bond, Vanguard Target Retirement 2055 Fund and the Vanguard Target Retirement 2060 Fund were added on May 1, 2020, therefore no information is included in the table below. All other Underlying Funds were added to the Separate Account on May 1, 2017.
The table below shows the Accumulation Unit Values that reflect all levels of annual expenses available under the Contracts as of the date of this prospectus.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Calvert VP SRI Balanced I	12/31/2019	$ 2.19*	$ 2.40	270,883
BNY Mellon (formerly Dreyfus) VIF International Equity Initial Class	12/31/2019	$ 18.20*	$ 19.11	7,764
Putnam VT Sustainable Leaders IA	12/31/2019	$ 35.92*	$ 39.60	8,736
T Rowe Price Emerging Markets Stock Fund—Investor Class	12/31/2019	$ 37.15	$ 46.41	54,362
	12/31/2018	44.89	37.15	42,767
	12/31/2017	38.51*	44.89	6,896
T Rowe Price Equity Income Fund—Investor Class	12/31/2019	$ 32.38	$ 40.49	163,971
	12/31/2018	36.15	32.38	92,785
	12/31/2017	32.58*	36.15	24,276
T Rowe Price Global Real Estate—Investor Class	12/31/2019	$ 19.11	$ 23.27	43,459
	12/31/2018	20.90	19.11	34,796
	12/31/2017	19.91*	20.90	8,436
T Rowe Price Growth Stock Fund—Investor Class	12/31/2019	$ 69.00	$ 89.16	137,294
	12/31/2018	70.59	69.00	83,482
	12/31/2017	62.8*	70.59	19,889
T Rowe Price International Bond Fund—Investor Class	12/31/2019	$ 8.73	$ 9.20	146,385
	12/31/2018	9.11	8.73	120,487
	12/31/2017	8.65*	9.11	19,154
T Rowe Price New Horizons Fund—Investor Class	12/31/2019	$ 58.03	$ 78.93	63,575
	12/31/2018	56.47	58.03	37,737
	12/31/2017	50.21*	56.47	12,753

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T Rowe Price New Income Fund—Investor Class	12/31/2019	$ 9.40	$ 10.14	285,383
	12/31/2018	9.58	9.40	185,067
	12/31/2017	9.46*	9.58	41,479
T Rowe Price Overseas Stock Fund—Investor Class	12/31/2019	$ 9.59	$ 11.64	176,927
	12/31/2018	11.43	9.59	129,691
	12/31/2017	10.45*	11.43	37,315
T Rowe Price Small-Cap Value Fund—Investor Class	12/31/2019	$ 44.35	$ 55.13	29,071
	12/31/2018	50.75	44.35	18,531
	12/31/2017	46.21*	50.75	4,269
T Rowe Price Spectrum Income Fund - Investor Class	12/31/2019	$ 12.50	$ 13.77	125,263
	12/31/2018	12.99	12.50	86,139
	12/31/2017	12.65*	12.99	27,097
Vanguard 500 Index Admiral Shares	12/31/2019	$234.20	$304.10	161,972
	12/31/2018	248.14	234.20	100,798
	12/31/2017	222.13*	248.14	34,133
Vanguard Developed Markets Index—Admiral Shares	12/31/2019	$ 12.39	$ 14.94	627,167
	12/31/2018	14.67	12.39	438,043
	12/31/2017	13.31*	14.67	119,569
Vanguard Extended Market Index Admiral Shares	12/31/2019	$ 76.03	$ 96.15	101,297
	12/31/2018	84.94	76.03	61,133
	12/31/2017	76.44*	84.94	18,881
Vanguard Federal Money Market Fund	12/31/2019	$ 1.00	$ 1.01	709,129
	12/31/2018	1.00	1.00	288,761
	12/31/2017	1.00*	1.00	92,220
Vanguard High-Yield Corporate Fund Admiral Shares	12/31/2019	$ 5.83	$ 6.67	1,176,410
	12/31/2018	6.07	5.83	786,210
	12/31/2017	5.94*	6.07	164,133
Vanguard Mid-Growth	12/31/2019	$ 25.90	$ 33.79	190,074
	12/31/2018	27.12	25.90	115,521
	12/31/2017	24.41*	27.12	39,377
Vanguard Real Estate Index Admiral Shares	12/31/2019	$112.15	$142.83	37,981
	12/31/2018	120.74	112.15	25,793
	12/31/2017	114.73*	120.74	7,662
Vanguard Selected Value	12/31/2019	$ 27.05	$ 34.61	114,253
	12/31/2018	34.13	27.05	77,309
	12/31/2017	30.60*	34.13	22,963

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard Small Cap Index Admiral Shares	12/31/2019	$ 63.58	$ 79.99	107,899
	12/31/2018	71.00	63.58	60,126
	12/31/2017	64.22*	71.00	19,481
Vanguard Total Bond Market Index Admiral Shares Global	12/31/2019	$ 10.70	$ 11.49	834,631
	12/31/2018	10.84	10.70	510,088
	12/31/2017	10.73*	10.84	124,477
Vanguard ® Emerging Markets Stock Index Admiral Shares	12/31/2019	$ 32.69	$ 38.84	75,638
	12/31/2018	38.75	32.69	56,429
	12/31/2017	34.25*	38.75	17,338
Vanguard ® Retirement Income Fund	12/31/2019	$ 13.30	$ 14.86	290,720
	12/31/2018	13.74	13.30	168,287
	12/31/2017	13.24*	13.74	74,169
Vanguard ® Target Retirement 2020 Fund	12/31/2019	$ 30.25	$ 35.14	190,030
	12/31/2018	$ 31.98	$ 30.25	142,598
	12/31/2017	30.01*	31.98	32,630
Vanguard ® Target Retirement 2025 Fund	12/31/2019	$ 17.61	$ 20.81	501,652
	12/31/2018	18.81	17.61	252,658
	12/31/2017	17.49*	18.81	87,278
Vanguard ® Target Retirement 2030 Fund	12/31/2019	$ 31.64	$ 37.84	312,086
	12/31/2018	34.03	31.64	162,658
	12/31/2017	31.44*	34.03	33,733
Vanguard ® Target Retirement 2035 Fund	12/31/2019	$ 19.34	$ 23.39	539,016
	12/31/2018	20.97	19.34	325,155
	12/31/2017	19.22*	20.97	64,782
Vanguard ® Target Retirement 2040 Fund	12/31/2019	$ 33.11	$ 40.51	214,248
	12/31/2018	36.18	33.11	92,462
	12/31/2017	32.93*	36.18	18,592
Vanguard ® Target Retirement 2045 Fund	12/31/2019	$ 20.70	$ 25.54	335,551
	12/31/2018	22.76	20.70	156,596
	12/31/2017	20.64*	22.76	40,783
Vanguard ® Target Retirement 2050 Fund	12/31/2019	$ 33.29	$ 41.10	176,863
	12/31/2018	36.60	33.29	74,767
	12/31/2017	33.20*	36.60	16,292
Vanguard VIF Global Bond Index Multi-Sector Bond	12/31/2019	$ 20.35*	$ 21.24	27,827
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:
T Rowe Price International Bond Fund - Investor Class

Horace Mann Personal Retirement Planner Individual Non-Qualified Flexible Premium Deferred Variable Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2020
This prospectus describes an individual flexible premium deferred variable annuity Contract issued by Horace Mann Life Insurance Company (“HMLIC”). It is issued as a Non-Qualified annuity Contract. The investment choices under the Contract are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are:
Lifecycle/Target Date Funds
Fidelity® VIP Freedom Income Portfolio℠ Initial Class
Fidelity® VIP Freedom 2020 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2040 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2050 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2060 Portfolio℠ Initial Class
Large Company Stock Funds
Large Value
American Funds IS® Blue Chip Inc&Gr 1
Large Blend
Vanguard® VIF Equity Index
Large Growth
T Rowe Price Blue Chip Growth Port
Putnam VT Sustainable Leaders IA
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio Initial Class
Mid Blend
Vanguard® VIF Mid-Cap Index
Mid Growth
Alger Mid Cap Growth I-2(1)
Janus Henderson Enterprise Portfolio Instl
Small Company Stock Funds
Small Value
DFA VA US Targeted Value
Small Blend
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class
Small Growth
Vanguard® VIF Small Co Gr(2)
MFS VIT New Discovery (Initial)
International Stock Funds
Developed Markets
Vanguard® VIF International
American Funds IS International Growth and Income
Emerging Markets
American Funds IS® New World 1
Real Estate
Vanguard® VIF REIT Index
Bond Funds
Intermediate-Term Bonds
Vanguard® VIF Total Bond Mkt Idx
American Funds IS US Government/AAA-Rtd Securities 1
Global Bond
Templeton Global Bond VIP 1(1)
Vanguard® VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. I
Short-Term Bond
Vanguard® VIF Short-Term Investment Grade Bond
Balanced
Calvert VP SRI Balanced I
Money Market
Goldman Sachs Government Money Market Fund Institutional shares

Trademarks used in this document are owned by and used with the permission of the appropriate company.
(1)	On or after May 1, 2019 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts they may continue the program(s), but may not begin or increase allocations in the following Subaccounts:
Alger Mid Cap Growth I-2 Templeton Global Bond VIP 1
(2)	On or after May 1, 2020 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations in the following Subaccount:
Vanguard ® VIF Small Co Gr
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2020. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.
The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2020.
2

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.
3

Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.
Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The living individual whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Issue Date: The date when Your Contract becomes effective.
Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.
Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or as an individual retirement annuity as defined under sections 408 and 408A of the Internal Revenue Code.
Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) all forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940 as amended (“the Act”).
Subaccount: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.
Underlying Funds: All open-end management investment companies registered under the Act that are listed in this document and are available for investment by the Separate Account.
4

Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.
Variable Account Value: The dollar value of the Subaccount(s) under the Contract before Annuity Payments begin. This dollar value will vary based on the investment performance of the corresponding Underlying Fund(s).
Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. Terms and conditions may be modified as required by law in the State in which the application is signed. Such variations are described in the Contract. This prospectus is intended to serve as a disclosure document that focuses on the variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.
Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.
The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of ICC16-469 or IC-469 immediately followed by any combination of 3 letters and/or numbers.
What is the “Separate Account?”
The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.
Who may purchase the Contract offered by this prospectus?
Individuals may purchase the flexible premium deferred variable annuity. The Contract is designed for individuals seeking long-term, tax-deferred accumulation of funds.
The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.
What are my investment choices?
You may invest Your money in up to 24 Investment Options (including the fixed account) at any one time.
(a) The Separate Account
Includes Subaccounts, each of which invests in one of the following Underlying Funds:
5

Lifecycle/Target Date Funds
Fidelity® VIP Freedom Income Portfolio℠ Initial Class
Fidelity® VIP Freedom 2020 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2025 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2030 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2035 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2040 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2045 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2050 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2055 Portfolio℠ Initial Class
Fidelity® VIP Freedom 2060 Portfolio℠ Initial Class
Large Company Stock Funds
Large Value
American Funds IS® Blue Chip Inc&Gr 1
Large Blend
Vanguard VIF Equity Index
Large Growth
T Rowe Price Blue Chip Growth Port
Putnam VT Sustainable Leaders IA
Mid-Size Company Stock Funds
Mid Value
MFS VIT III Mid Cap Value Portfolio Initial Class
Mid Blend
Vanguard VIF Mid-Cap Index
Mid Growth
Alger Mid Cap Growth I-2(1)
Janus Henderson Enterprise Portfolio Instl.
Small Company Stock Funds
Small Value
DFA VA US Targeted Value
Small Blend
MFS VIT III Blended Research Small Cap Equity Initial Class
Small Growth
Vanguard VIF Small Co Gr(2)
MFS VIT New Discovery (Initial)
International Stock Funds
Developed Markets
Vanguard VIF International
American Funds IS International Growth and Income
Emerging Markets
American Funds IS® New World I
Real Estate
Vanguard VIF REIT Index
Bond Funds
Intermediate-Term Bonds
Vanguard VIF Total Bond Mkt Idx
American Funds IS US Government/AAA-Rtd Securities 1
Global Bond
Templeton Global Bond VIP 1(1)
Vanguard VIF Global Bond Index
High Yield Bond
BlackRock High Yield V.I. I
Short-Term Bond
Vanguard VIF Short-Term Investment Grade Bond
Balanced
Calvert VP SRI Balanced I
Money Market
Goldman Sachs Government Money Market Fund Institutional shares
(1)	On or after May 1, 2019 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts they may continue the program(s), but may not begin or increase allocations in the following Subaccounts:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
On or after May 1, 2020 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations in the following Subaccount:	(2)
Vanguard® VIF Small Co Gr
(b) The Fixed Account—You also may direct Your money to the fixed account and receive a guaranteed rate of return. The guaranteed rate is established at issue and will be re-determined every 5 years thereafter but will never be less than 1%. The fixed account is part of HMLIC’s general account and is subject to HMLIC’s financial strength and claims paying ability.
When can I transfer between accounts?
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract—Transactions.”
6

May I withdraw all or part of the Contract value before the Annuity Date?
You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash.
The Internal Revenue Code of 1986 as amended (“IRC”), provides an additional tax (penalty tax) for early distributions under annuity contracts. See “Tax Consequences.”
What are the charges or deductions?
The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.
We will deduct a mortality and expense fee (“M&E fee”) of 1.25% (annual rate) from the Subaccounts. The M&E fee is computed on a daily basis.
We will deduct an annual maintenance fee from Your Account Value on each Contract Anniversary; We will deduct a proportionate amount of this fee upon surrender of Your Contract. The annual maintenance fee may not exceed $35. For contracts issued prior to May 1, 2019 the annual maintenance fee was $25 and will continue at this rate. We reserve the right to change the annual maintenance fee for Contracts issued in the future. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers..
The Contract currently does not include any surrender charges. We reserve the right to add surrender charges for Contracts issued in the future. For additional information on surrender charges, go to the “Fee Tables and Example”.
What are the federal income tax consequences of investing in this Contract?
Earnings are not subject to income taxes as they accumulate within the annuity Contract. All or some portion of distributions from the Contract will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.
The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts. See “Tax Consequences.” These Contracts might not be appropriate for short-term investment. See “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
If I receive my Contract and am dissatisfied, may I return it?
You may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund any Variable Account Value plus, any fees or charges deducted from the portion of the premium payment(s) allocated to the Variable Account, plus any premium payments allocated to the fixed account. This amount will be reduced by any withdrawals, excluding surrender charges, if applicable, and any outstanding loan balance. If You live in California, return Your Contract within 30 days, and do not direct Your premium to be invested in a stock or bond portfolio You will be entitled to a refund of the premium and any policy fee paid. We will pay the refund within 10 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.
When can I begin receiving Annuity Payments, and what options are available?
Payments will begin on the Annuity Date set by the terms of Your Contract. Various Annuity Payment options are available under the Contract. See “The Contract—Annuity Payment Options.”
Annuity Payments are available on a fixed basis.
Early distributions may incur a penalty tax. See “Tax Consequences.”
Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between Investment Options. State premium taxes may also be deducted.
7

Contract Owner Transaction Expenses(1)
Surrender Charges (as a percentage of amount surrendered)
On or After May 1, 2019
Maximum Surrender Charge	7% of the amount surrendered(2)

Periodic Fees and Expenses
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Annual Maintenance Fee(3)
For Contracts issued on or After May 1, 2019	$ 35
For Contracts issued Prior to May 1, 2019	$ 25

Separate Account Annual Expenses (as a percentage of average Variable Account Value) Mortality and Expense Risk Fee	1.25%
Total Separate Account Annual Expenses	1.25%
The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2019. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
Total Annual Underlying Fund Operating Expenses(4)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses) (5)	0.13%	1.01%
(1)	Any premium taxes relating to this Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range from 0% to 3.5%.
(2)	If your contract is issued on or after May 1, 2019, there are currently no surrender charges. If your contract was issued prior to May 1, 2019 there were no surrender charges. If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. We reserve the right to add surrender charges for Contracts issued in the future. If we elect to implement surrender charges, the maximum surrender charge is reflected below, subject to further modification by Us, and shall apply only to Contracts issued after the date of implementation. If we elect to implement surrender charges, the surrender charges shall be a percentage of the amount surrendered (year 1, 7%, year 2, 6.5%, year 3, 6%, year 4, 5.5%, year 5 5% and thereafter 0%), subject to further modification by Us, and shall apply only to Contract issued after the date of implementation.
(3)	We deduct a pro rata portion of the annual maintenance fee upon the surrender of the Contract. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for the those multiple Contract numbers. For Contracts issued prior to May 1, 2019, the annual maintenance fee was $25 and will continue at this rate. We reserve the right to change the annual maintenance fee for Contracts issues in the future.
(4)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2019. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions-Market Timing” for a discussion of this redemption fee.
(5)	The table showing the range of expenses for the Underlying Funds takes into account the expenses of any funds in which the Underlying Funds may invest. For example, each of the Lifecycle/Target Date Funds is a “fund of funds” that purchases shares of other funds (each an “Acquired Fund”). Each Underlying Fund that is a “fund of funds” has its own set of operating expenses, as does each of the funds in which the Underlying Funds may invest. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle/Target Date Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle/Target Date Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle/Target Date Funds for a presentation of the applicable Acquired Fund fees and expenses.
8

Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the annual maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses.
The Example assumes that You invest $10,000 in the Variable Account of the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2019, without reflecting the impact of any Underlying Fund fee or expense waivers, and that no surrender charge applies to Your Contract. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:
$35 Fee and surrender charges
If You surrender Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$979	$1,447	$1,929	$2,882
If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$263	$804	$1,368	$2,882
$25 Fee and no surrender charges
If You surrender Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$253	$775	$1,320	$2,793
If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$253	$775	$1,320	$2,793
Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.
Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contract are presented in “Appendix A – Condensed Financial Information.”
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
9

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.
The Underlying Funds
Each of the Underlying Funds is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.
The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Underlying Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”.
Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom Income Portfolio℠ Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom Income Portfolio℠ is part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom Portfolio℠ 2020 Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2020 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom Portfolio℠ 2025 Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2025 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom Portfolio℠ 2030 Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2030 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
10

Name	Objective	Investment Type	Adviser
Fidelity ® VIP Freedom Portfolio℠ 2035 Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2035 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom Portfolio℠ 2040 Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2040 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom Portfolio℠ 2045 Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2045 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom Portfolio℠ 2050 Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2050 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom Portfolio℠ 2055 Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2055 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
Fidelity ® VIP Freedom Portfolio℠ 2060 Initial Class	High total return	Lifecycle/target date	The Fidelity® VIP Freedom 2060 Portfolio℠ SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.
American Funds IS® Blue Chip Inc&Gr 1	Current income and long-term capital appreciation	Large Value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management CompanySM.
Vanguard VIF Equity Index	Long-term capital growth	Large Blend	The Vanguard VIF Equity Index Portfolio is advised by the Vanguard Group.
T Rowe Price Blue Chip Growth Port	Long-term capital growth	Large Growth	The T Rowe Price Blue Chip Growth Portfolio is advised by T. Rowe Price Associates, Inc.
Putnam VT Sustainable Leaders IA	Long-term capital appreciation	Large Growth	The Putnam VT Sustainable Leaders Fund is advised by Putnam Investment Management, LLC.
MFS VIT III Mid Cap Value Portfolio Initial Class	Capital appreciation	Mid Value	The MFS VIT III Mid Cap Value Portfolio is advised by MFS.
Vanguard VIF Mid Cap Index	Long-term capital growth	Mid Blend	The Vanguard VIF Mid-Cap Index Portfolio is advised by the Vanguard Group.
Alger Mid Cap Growth I-2(1)	Long-term capital appreciation	Mid Growth	The Alger Mid Cap Growth I-2 is advised by Fred Alger Management LLC.
Janus Henderson Enterprise Portfolio Instl	Long-term capital growth	Mid Growth	The Janus Henderson Enterprise Portfolio is advised by Janus Capital Management LLC.
DFA VA US Targeted Value	Long-term capital appreciation	Small Value	The DFA VA US Targeted Value Portfolio is advised by Dimensional Fund Advisors LP.
MFS VIT III Blended Research Small Cap Equity Initial Class	Capital appreciation	Small Blend	The MFS Blended Research Small Cap Equity Portfolio is advised by MFS.
Vanguard VIF Small Co Gr	Long-term capital appreciation	Small Growth	The Vanguard VIF Small Company Growth Portfolio is advised by The Vanguard Group.
MFS VIT New Discovery (Initial)	Capital appreciation	Small Growth	The MFS VIT New Discovery Portfolio is advised by MFS.
Vanguard VIF International	Long-term capital appreciation	Developed markets	The Vanguard VIF International Portfolio is advised by The Vanguard Group.
11

Name	Objective	Investment Type	Adviser
American Funds IS International Growth and Income	Long-term capital appreciation	Developed markets	The American Funds IS International Growth and Income Fund is advised by Capital Research and ManagementSM.
American Funds IS® New World 1	Long-term capital appreciation	Emerging markets	The American Funds IS New World Fund is advised by Capital Research and ManagementSM.
Vanguard VIF REIT Index	High level of income and moderate long-term capital appreciation	Real estate	The Vanguard VIF REIT Index Portfolio is advised by The Vanguard Group.
Vanguard VIF Total Bond Mkt Idx	High current income/ Preservation of capital	Intermediate-term bond	The Vanguard VIF Total Bond Market Index Portfolio is advised by The Vanguard Group.
American Funds IS US Government/AAA-Rtd Securities 1	High current income/ Preservation of capital	Intermediate-term bond	The American Funds IS US Government/AAA-Rtd Securities 1 Fund is advised by Capital Research and ManagementSM.
Templeton Global Bond VIP 1(1)	High current income/ Preservation of capital	Global bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.
Vanguard VIF Global Bond Index	High current income/ Preservation of capital	Global Bond	The Vanguard VIF Global Bond Index is advised by the Vanguard Group.
BlackRock High Yield V.I. I	Maximize total return, consistent with income generation and prudent investment management	High yield bond	The BlackRock High Yield V.I. Fund is advised by BlackRock Advisors, LLC.
Vanguard VIF Short-Term Investment Grade Bond	Current Income	Short-Term bond	The Vanguard VIF Short-Term Investment Grade Bond Fund is advised by the Vanguard Group.
Calvert VP SRI Balanced I	Long-term total rate of return; Capital appreciation	Balanced	The Calvert VP SRI Balanced Fund is advised by Calvert Research and Management.
Goldman Sachs VIT Government Money Market Fund	Current income/ Preservation of capital	Money market	The Goldman Sachs VIT Government Money Market Fund is advised by Goldman Sachs Asset Management, L.P.
(1)	On or after May 1, 2019 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts they may continue the program(s), but may not begin or increase allocations in the following Subaccounts:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
(2)	On or after May 1, 2020 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations in the following Subaccount:
Vanguard® VIF Small Co Gr
12

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Subaccounts Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Contract.
Selection of Underlying Funds—We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of Account Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Addition, Deletion, or Substitution of Underlying Funds—We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
The Contract
Contract Owners’ Rights
The Contract will be issued as a Non-Qualified Contract.
Unless otherwise provided by law, and subject to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the
13

beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form(sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. A Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed annuity options. See the Contract for details regarding fixed Annuity Payments.
Purchasing the Contract
To purchase a Contract, You must complete an application bearing all requested signatures and a client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications are to be sent, along with Your premium payment, to Our Home Office. If a representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.
Canceling the Contract
You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the Variable Account Value plus, any fees or charges deducted from the portion of the premium payment(s) allocated to the Variable Account, plus any premium payments allocated to the fixed account. This amount will be reduced by any withdrawals, excluding surrender charges, if applicable, and any outstanding loan. If you live in California and do not direct your premium to be invested in a stock or bond portfolio, You will be entitled to a refund of the premium and any policy fee paid. We will pay the refund within 10 calendar days after We receive the Contract. Upon return of the Contract, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form(sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval. After the first Contract Year, we reserve the right to limit premium payments to a maximum of $25,000 each Contract Year.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
14

Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
On and after May 1, 2020, no new premium allocations are allowed to the following Subaccount:
Vanguard VIF Small Co Gr
Accumulation Units and Accumulation Unit Value—Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Significant events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Mutual Funds invest, which may cause the Mutual Funds underlying Your Contract to lose value. There can be no assurance that We, the Mutual Funds or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”). You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the fixed account meets Your investment criteria:
•	No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.
•	Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.
15

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example, when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1 On and after May 1, 2020, no new transfers are allowed to the following Subaccount:Vanguard VIF Small Co Gr
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
16

All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
On or after May 1, 2019, no new dollar cost averaging program to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing dollar cost averaging programs:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
On or after May 1, 2020, no new dollar cost averaging program to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing dollar cost averaging programs:Vanguard VIF Small Co Gr
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one Investment Option is 5%. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. HMLIC also reserves the right to require a minimum Account Value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
On or after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
On or after May 1, 2020, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:Vanguard VIF Small Co Gr
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). Allocations made to the fixed account or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On or after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
17

Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
On or after May 1, 2020, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:Vanguard VIF Small Co Gr
Market Timing—The Contract and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Surrender or Withdrawal Before Commencement of Annuity Period—You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. (See “Tax Consequences.”)
18

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and withdrawals from any Subaccount are not currently subject to surrender charges. We reserve the right to add surrender charges to the Contract for contracts issued after the date of implementation.
If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. We reserve the right to add surrender charges for Contracts issued in the future. For additional information on surrender charges, go to “Fee Tables and Example”.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Withdrawal Charges will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•	Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of Your Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner wishing to make systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend
19

or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the applicable state insurance regulator. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide
•	the death benefit, and cash benefits under the Contract
•	access to Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options
Costs and expenses We incur:
•	costs associated with processing applications and with issuing and administering the Contract
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contract
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
Risks We assume:
•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
20

Surrender Charges — For Contracts issued on or after May 1, 2019, there are no surrender charges. For Contracts issued prior to May 1, 2019, there were no surrender charges. If Your Contract data pages reflect a surrender charge of 0%, We cannot later impose a surrender charge. If We elect to implement surrender charges, the surrender charges shall be those reflected below which are deducted from the account value as a percentage of the amount surrendered, subject to modification by us, and shall apply only to Contracts issued after the date of implementation. These surrender charges are paid to HMLIC to help offset costs incurred in issuing the Contract.
A Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.

Contract Year	Percentage of Amount Surrendered
1	7%
2	6.5%
3	6%
4	5.5%
5	5%
Thereafter	0%
Annual Maintenance Fee—We will deduct an annual maintenance fee of no more than $35 from the Account Value of each Contract on the Contract anniversary date. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. Prior to May 1, 2019, annual maintenance fee was $25.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our contract fees will not be sufficient to cover our costs of issuing and administering the Contracts.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Operating Expenses of the Underlying Funds — The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.
Death Benefit
Death Benefit Proceeds
If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
21

The beneficiary will receive the greater of:
1.	the Account Value; or
2.	the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance (An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.)
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. The Contract provides for fixed Annuity Payment options. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. In general, the amount of your Annuity Payment will be determined by the total Account Value applied to the option, the form of payment selected, the timing of the purchase and the applicable annuity purchase rate.
The Contract Owner may elect to have a portion of the Account Value applied to purchase Annuity Payments, leaving the remainder of the Account Value in the Contract. The portion of the Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, and may affect any subsequent Annuity Payments.
We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request is received in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. If the Annuitized Value to be applied under any one Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option.
•	if an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
22

•	The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.
Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the scheduled date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.
If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as ten years or as long as 30 years.
Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.
If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.
Withdrawals are not allowed under this option. You may add an Increase option to this Annuity Payment option, and after the Annuity Date, You cannot change the Annuity Payment option.
Joint and Survivor Annuity—Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity, You may elect an Increase option. With the Joint and 100% Survivor Annuity, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death Option.
Other Payout Options
If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:
a.	receive the proceeds in a lump sum less any applicable surrender charges, or
b.	elect any other payout option that HMLIC makes available.
23

Amount of Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select.
Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Misstatement of Age or Gender (if a gender-specific contract has been issued)
If any age or gender (if a gender-specific contract has been issued) has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and gender (if a gender-specific contract has been issued). We will deduct any overpayments We have made, including interest of 5 percent per year, from future payments. We will pay any under payments, including interest of 5 percent per year, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies).
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
24

Death Benefits—Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same manner as Annuity Payments.
Non-Natural Person—If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule, and if you are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person, You should discuss the tax consequences with a competent tax advisor.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law
The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the Account Value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity Payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
25

Certain payments may be exempt from the penalty tax, such as payments made:
1)	after age 59½,
2)	as the result of death or disability,
3)	under an immediate annuity contract, and
4)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Required Distributions Upon Death of the Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All Non-Qualified Contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
26

Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Distribution of the Contract—The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 0.50% to 0.60% annually of the average assets under management. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract—The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
27

Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
28

Table of Contents for the Statement of Additional Information
A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:
Topic	Page
General Information and History	2
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	3
To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
Please provide free of charge the following information:
______ Statement of Additional Information dated May 1, 2020 for the Separate Account
Please mail the above document to:

(Name)

(Address)

(City/State/Zip)
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
29

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Value for the periods indicated. This data has been taken from the Separate Account Financials Statements. This information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.
The Separate Account was established in 1965. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Calvert VP SRI Balanced I, Dreyfus VIF International Equity Initial, Janus Henderson Enterprise Portfolio Institutional, Putnam VT Sustainable Leaders IA and Vanguard VIF Global Bond Index were added to the Separate Account on May 1, 2019. The American Funds IS International Growth and Income, American Funds IS US Government/AAA-Rated Securities 1, MFS VIT New Discovery, Fidelity VIP Freedom 2055, Fidelity VIP Freedom 2060, Vanguard VIF Short-Term Investment Grade Bond, Vanguard Target Retirement 2055 Fund and the Vanguard Target Retirement 2060 Fund were added on May 1, 2020, therefore no information is included in the table below. All other Underlying Funds were added to the Separate Account on May 1, 2017.
The table below shows the Accumulation Unit Values that reflect all levels of annual expenses available under the Contracts as of the date of this prospectus.
1.25 M&E
Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Alger Mid Cap Growth I-2	12/31/2019	$23.18	$29.82	12,080
	12/31/2018	25.36	23.18	9,360
	12/31/2017	22.51*	25.36	1,288
American Funds IS New World 1	12/31/2019	$21.62	$27.65	14,942
	12/31/2018	25.41	21.62	8,075
	12/31/2017	22.79*	25.41	3,560
American Funds IS® Blue Chip Inc&Gr 1	12/31/2019	$14.24	$17.11	74,195
	12/31/2018	15.75	14.24	47,600
	12/31/2017	14.13*	15.75	15,288
BlackRock High Yield V.I. I	12/31/2019	$ 7.27	$ 8.28	127,776
	12/31/2018	$ 7.56	$ 7.27	400,023
	12/31/2017	7.4*	7.56	19,408
Calvert VP SRI Balanced I	12/31/2019	$ 2.19*	$ 2.40	270,883
DFA VA US Targeted Value	12/31/2019	$17.51	$21.19	12,246
	12/31/2018	21.07	17.51	10,126
	12/31/2017	19.08*	21.07	2,473
BNY Mellon (formerly Dreyfus) VIF International Equity Initial	12/31/2019	$18.20*	$19.11	7,764
Fidelity ® VIP Freedom 2020 PortfolioSM Initial Class	12/31/2019	$13.24	$15.70	35,623
	12/31/2018	14.24	13.24	33,855
	12/31/2017	13.31*	14.24	6,428
Fidelity ® VIP Freedom 2025 PortfolioSM Initial Class	12/31/2019	$13.70	$16.49	88,640
	12/31/2018	14.84	13.70	65,168
	12/31/2017	13.82*	14.84	14,062
30

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity ® VIP Freedom 2030 PortfolioSM Initial Class	12/31/2019	$13.54	$16.64	22,899
	12/31/2018	14.87	13.54	18,040
	12/31/2017	13.68*	14.87	6,909
Fidelity ® VIP Freedom 2035 PortfolioSM Initial Class	12/31/2019	$20.76	$26.14	38,704
	12/31/2018	23.17	20.76	27,533
	12/31/2017	21.09*	23.17	6,652
Fidelity ® VIP Freedom 2040 PortfolioSM Initial Class	12/31/2019	$19.64	$24.93	9,384
	12/31/2018	22.07	19.64	2,343
	12/31/2017	20.03*	22.07	32
Fidelity ® VIP Freedom 2045 PortfolioSM Initial Class	12/31/2019	$19.45	$24.70	10,764
	12/31/2018	21.85	19.45	10,199
	12/31/2017	19.91*	21.85	7
Fidelity ® VIP Freedom 2050 PortfolioSM Initial Class	12/31/2019	$17.62	$22.36	13,655
	12/31/2018	19.80	17.62	7,026
	12/31/2017	17.97*	19.80	1,282
Fidelity VIP Freedom® Income PortfolioSM Initial Class	12/31/2019	$11.37	$12.57	21,700
	12/31/2018	11.74	11.37	208
	12/31/2017	11.39*	11.74	184
Goldman Sachs Government Money Market Institutional	12/31/2019	$ 0.99	$ 1.00	76,747
	12/31/2018	0.99	0.99	44,023
	12/31/2017	1.00*	0.99	81,190
Janus Henderson VIT Enterprise Instl	12/31/2019	$81.59*	$89.95	938
MFS VIT III Blended Research Small Cap Equity, Initial Class	12/31/2019	$14.15	$17.72	21,289
	12/31/2018	15.10	14.15	11,434
	12/31/2017	13.65*	15.10	1,345
MFS VIT III Mid Cap Value Portfoli,o Initial Class	12/31/2019	$ 8.18	$10.59	15,877
	12/31/2018	9.35	8.18	11,708
	12/31/2017	8.63*	9.35	8,817
Putnam VT Sustainable Leaders	12/31/2019	$35.92*	$39.60	8,736
T Rowe Price Blue Chip Growth Port	12/31/2019	$31.50	$40.42	38,437
	12/31/2018	31.30	31.50	27,948
	12/31/2017	27.10*	31.30	9,329
Templeton Global Bond VIP 1	12/31/2019	$17.27	$17.44	15,706
	12/31/2018	17.11	17.27	10,740
	12/31/2017	17.65*	17.11	5,870
31

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Vanguard VIF Equity Index	12/31/2019	$38.53	$49.97	80,038
	12/31/2018	40.85	38.53	48,835
	12/31/2017	36.55*	40.85	15,409
Vanguard VIF Global Bond Index	12/31/2019	$20.35*	$21.24	27,827
Vanguard VIF International	12/31/2019	$23.42	$30.35	37,993
	12/31/2018	27.13	23.42	31,465
	12/31/2017	23.54*	27.13	7,858
Vanguard VIF Mid-Cap Index	12/31/2019	$21.08	$27.25	64,351
	12/31/2018	23.54	21.08	41,833
	12/31/2017	21.45*	23.54	18,739
Vanguard VIF Real Estate Index	12/31/2019	$12.19	$15.50	55,233
	12/31/2018	13.04	12.19	36,599
	12/31/2017	12.40*	13.04	8,886
Vanguard VIF Small Co Growth	12/31/2019	$22.38	$28.32	27,465
	12/31/2018	24.44	22.38	13,640
	12/31/2017	21.74*	24.44	3,346
Vanguard VIF Total Bond Mkt Idx	12/31/2019	$11.61	$12.46	145,039
	12/31/2018	11.77	11.61	79,760
	12/31/2017	11.65*	11.77	10,775
*	Inception price on date Underlying Fund was added to the Separate Account.
(1)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Alger Mid Cap Growth I-2
Templeton Global Bond VIP 1
(2)	On and after May 1, 2020, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:
Vanguard VIF Small Co Growth
32

May 1, 2020
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
HORACE MANN LIFE INSURANCE COMPANY
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for the Horace Mann Personal Retirement Planner Qualified and Non-qualified Flexible Premium Deferred Variable Annuity Contract (“Contracts”), dated May 1, 2020. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contract.
May 1, 2020

TOPIC	PAGE
General Information And History	3
Underwriter	3
Independent Registered Public Accounting Firm	3
Financial Statements	3

General Information And History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the Contracts. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the Contract. The amount of the commissions was $5,174,202, $4,867,276 and $4,730,378 at December 31, 2019, 2018 and 2017.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2019, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2019 and 2018, and the related statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes and schedules I, III, and IV, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 16, 2020 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.
3

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Stockholder and Board of Directors of Horace Mann Life Insurance Company and
Contract Owners of Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2019, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2019, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in note 6, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Horace Mann Life Insurance Company’s separate accounts since 1989.
Chicago, Illinois
April 15, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.
4

Appendix
Statement of net assets as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
Alger Mid Cap Growth Portfolio I-2
American Funds IS Blue Chip Income and Growth Fund Class 1
American Funds IS Blue Chip Income and Growth Fund Class 4
American Funds IS Growth Fund Class 4
American Funds IS Managed Risk Asset Allocation Fund Class P2
American Funds IS New World Fund Class 1
American Funds IS New World Fund Class 4
BlackRock High Yield VI Fund Class I
BlackRock High Yield VI Fund Class III
BNY Mellon Small Cap Stock Index Portfolio
Calvert VP S&P Mid Cap 400 Index Portfolio Class F
DFA Variable Annuity U.S. Targeted Value Portfolio
Fidelity VIP Freedom 2015 Portfolio SC2
Fidelity VIP Freedom 2020 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2030 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2040 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio SC2
Fidelity VIP Freedom 2050 Portfolio Initial Class
Fidelity VIP Freedom Income Portfolio
Fidelity VIP Funds Manager 20% Portfolio SC2
Fidelity VIP Funds Manager 50% Portfolio SC2
Fidelity VIP Funds Manager 60% Portfolio SC2
Fidelity VIP Funds Manager 70% Portfolio SC2
Fidelity VIP Funds Manager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Fidelity VIP Real Estate Portfolio SC2
Goldman Sachs Government Money Market Fund Institutional Shares
JPMorgan Insurance Trust U.S. Equity Portfolio Class I
JPMorgan Small Cap Value Fund Class A
Lord Abbett Series Fund Developing Growth Portfolio
MFS VIT Blended Research Small Cap Equity Portfolio
MFS VIT Mid Cap Value Portfolio Initial Class
MFS VIT Mid Cap Value Portfolio SC
T. Rowe Price Blue Chip Growth Portfolio Investor Class
T. Rowe Price Emerging Markets Stock Fund Investor Class
T. Rowe Price Equity Income Fund Investor Class
T. Rowe Price Global Real Estate Fund Investor Class
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund Investor Class
T. Rowe Price International Bond Fund Investor Class
T. Rowe Price New Horizons Fund Investor Class
T. Rowe Price New Income Fund Investor Class
T. Rowe Price Overseas Stock Fund Investor Class
T. Rowe Price Small Cap Value Investor Class
T. Rowe Price Spectrum Income Fund Investor Class
Templeton Global Bond VIP Fund Class 1
Templeton Global Bond VIP Fund Class 4
Vanguard 500 Index Fund Admiral Shares
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Vanguard Extended Market Index Fund Admiral Shares
Vanguard Federal Money Market Fund
Vanguard High-Yield Corporate Fund Admiral Shares
Vanguard Mid-Cap Growth Index Fund
Vanguard REIT Index Fund Admiral Shares
Vanguard Selected Value Fund Investor Shares
Vanguard Small Cap Index Fund Admiral Shares
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement Income Fund
Vanguard Total Bond Market Index Fund
Vanguard VIF Equity Index Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF REIT Index Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Wells Fargo VT Advantage Discovery Fund
Wilshire VIT Global Allocation Fund

5

Statement of net assets as of December 31, 2019, and the related statements of operations and changes in net assets for the period from May 1, 2019 (inception) to December 31, 2019.
MFS VIT International Growth Initial
Putnam VT Sustainable Leaders IA
Vanguard VIF Global Bond Index
BNY Mellon VIF International Equity Initial
Calvert VP SRI Balanced I
Clearbridge Variable Small Cap Growth I
Janus Henderson VIT Enterprise Institutional
Statement of changes in net assets for the period from January 1, 2018 to December 7, 2018 (closure).Wilshire VIT 2015 Fund
Wilshire VIT 2025 Fund
Wilshire VIT 2035 Fund
6

7

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof
Horace Mann Life Insurance Company Separate Account
-Report of Independent Registered Public Accounting Firm, dated April 15, 2020
-Statements of Net Assets—December 31, 2019
-Statements of Operations—For the Year or Period Ended December 31, 2019
-Statements of Changes in Net Assets For the Year or Period Ended December 31, 2019
-Statements of Changes in Net Assets For the Year or Period Ended December 31, 2018
-Notes to Financial Statements—December 31, 2019
Horace Mann Life Insurance Company
-Report of Independent Registered Public Accounting Firm, dated April 16, 2020
-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2019 and 2018
-Statutory Statements of Operations—For the Years Ended December 31, 2019, 2018 and 2017
-Statutory Statements of Capital and Surplus—For the Years Ended December 31, 2019, 2018 and 2017
-Statutory Statements of Cash Flow—For the Years Ended December 31, 2019, 2018 and 2017
-Notes to Statutory Financial Statements—December 31, 2019, 2018 and 2017
-Supplemental Schedules to Statutory Financial Statements—December 31, 2019 and 2018
(b) Exhibits

(1) Resolution of Board of Directors(1)
(2). Not Applicable
(3) Underwriting Agreement(1)
(3)(a) Schedule of Remuneration(3)
(4) Form of Variable Annuity Contract(4)
(5) Form of application(4)
(6) Certificate of incorporation and bylaws(2)
(7) Not Applicable
(8) Participation agreements(5) Filed Herewith
(9) Opinion and Consent of Counsel Filed Herewith
(10) Independent Auditors Consent Filed Herewith
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon Filed Herewith
(12) Not Applicable

(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-01343).
(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-01343).
(3) Incorporated by reference to the Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2014 (File No. 811-01343)
(4) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Initial N-4 Registration Statement, Dated December 13, 2016 (File No. 811-01343)
(5) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2018 (File No. 811-01343)
Item 25. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, Chairman, President & Chief Executive Officer
Donald M. Carley	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Bret A. Conklin	Director, Executive Vice President, & Chief Financial Officer
Michael B. Weckenbrock	Director, Senior Vice President
Troy Gayle	Vice President & Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 27. Number of Contract Owners
As of March 27, 2020, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 135,023, of which 132,270 were qualified Contract Owners and 2,753 were non-qualified Contract Owners.
Item 28. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Michael B. Weckenbrock	Director, President and Chief Executive Officer
Jeff Radcliffe	Director, Chief Compliance Officer
Kimberly A. Johnson	Chief Financial Operations Officer
Donald M. Carley	Director
Diane M. Barnett	Tax Compliance Officer
Troy Gayle	Treasurer
Emily Peterson	Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2019:
Name of Principal Underwriter	New Underwriting Discounts and Commission	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$5,174,202	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contracts described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Horace Mann Life Insurance Company Separate Account, certifies that it meets the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois, on this 27th day of April, 2020.
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Registrant)

By:	/s/ DONALD M. CARLEY
Donald M. Carley
Director, General Counsel, Corporate Secretary & Chief Compliance Officer

Horace Mann Life Insurance Company
(Depositor)

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, President and
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President and Chief Executive Officer	April 27, 2020
Marita Zuraitis
/s/ BRET A. CONKLIN	Executive Vice President and Chief Financial Officer	April 27, 2020
Bret A. Conklin
/s/ DONALD M. CARLEY	Director, General Counsel, Corporate Secretary & Chief Compliance Officer	April 27, 2020
Donald M. Carley

SIGNATURE	TITLE	DATE
/S/ MICHAEL B. WECKENBROCK	Director, Senior Vice President	April 27, 2020
Michael B. Weckenbrock

Exhibit Index

(9)(10)	Opinion and Consent of CounselIndependent Auditors Consent